65134  9/00

Prospectus Supplement
dated September 11, 2000 to:
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PUTNAM SMALL CAP VALUE FUND
to Prospectus dated June 30, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years are also shown.

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Manager                  Since      Experience
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Edward T. Shadek, Jr.    1999       1997 - Present         Putnam Management
Managing Director                   Prior to March 1997    Newbold's Asset
                                                           Management
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Sheldon N. Simon         2000       1984 - Present         Putnam Management
Senior Vice President
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